FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Financial instruments
Cash and Due from Banks	SFr 185	SFr 93	SFr 212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706	85,086	77,498
Loans	15,711	14,717	15,307
Other assets	9,743	9,931	9,018
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,457)	(15,740)	(15,262)
Short-term borrowings	(11,675)	(11,535)	(11,019)
Long-term debt	(62,205)	(61,536)	(63,628)
Other liabilities	(7,750)	SFr (8,296)	(8,624)
Aggregate fair value
Loans
Non-interest-earning loans	639		708
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Loans	15,711		15,307
Other assets	9,102		8,468
Due to banks and customer deposits	(819)		(907)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,457)		(15,262)
Short-term borrowings	(11,675)		(11,019)
Long-term debt	(62,205)		(63,628)
Other liabilities	(564)		(661)
Aggregate unpaid principal
Loans
Non-interest-earning loans	3,454		3,375
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,595		76,643
Loans	16,161		15,372
Other assets	11,635		10,910
Due to banks and customer deposits	(756)		(861)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,456)		(15,180)
Short-term borrowings	(11,960)		(11,104)
Long-term debt	(66,068)		(63,759)
Other liabilities	(1,667)		(1,716)
Difference
Loans
Non-interest-earning loans, Difference	(2,815)		(2,667)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	111		855
Loans	(450)		(65)
Other assets	(2,533)		(2,442)
Due to banks and customer deposits	(63)		(46)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)		(82)
Short-term borrowings	285		85
Long-term debt	3,863		131
Other liabilities	1,103		1,055
Bank
Financial instruments
Cash and Due from Banks	185		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Loans	15,711		15,307
Other assets	9,743		9,018
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,457)		(15,262)
Short-term borrowings	(11,675)		(11,019)
Long-term debt	(61,272)		(62,622)
Other liabilities	(7,735)		(8,590)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	639		708
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Loans	15,711		15,307
Other assets	9,102		8,468
Due to banks and customer deposits	(819)		(907)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,457)		(15,262)
Short-term borrowings	(11,675)		(11,019)
Long-term debt	(61,272)		(62,622)
Other liabilities	(564)		(661)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	3,454		3,375
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,595		76,643
Loans	16,161		15,372
Other assets	11,635		10,910
Due to banks and customer deposits	(756)		(861)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,456)		(15,180)
Short-term borrowings	(11,960)		(11,104)
Long-term debt	(65,090)		(62,813)
Other liabilities	(1,667)		(1,716)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(2,815)		(2,667)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	111		855
Loans	(450)		(65)
Other assets	(2,533)		(2,442)
Due to banks and customer deposits	(63)		(46)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)		(82)
Short-term borrowings	285		85
Long-term debt	3,818		191
Other liabilities	SFr 1,103		SFr 1,055